INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows:

	2018	2019
	RMB (in millions)
Debt investments	5,107	17,604
Equity investments	21,767	33,674

	26,874	51,278

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB2.4 billion and RMB15.1 billion as of December 31
, 2018
and 2019
respectively.

As of December 31, 2018 and 2019, the weighted average maturities periods are 1.5 years and 1.5 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments as of December 31, 2019 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Available-for-sale debt investments	2,693	257	(402)	2,548
The following table summarizes the Company’s
available-for-sale
debt investments as of December 31, 2018 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Available-for-sale debt investments	2,633	236	(152)	2,717
For the years ended December 31, 2017, 2018 and 2019, the unrealized securities holding gain, net of tax of RMB305 million, RMB(16) million and RMB5 million, respectively, was reported in other comprehensive income.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values as of December 31, 2019 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Equity securities with readily determinable fair values	4,406	6,052	(421)	10,037
The following table summarizes the Company’s equity securities with readily determinable fair values as of December 31, 2018 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Equity securities with readily determinable fair values	5,520	4,320	(845)	8,995
Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB584 million and RMB596 million as of December 31, 2018 and 2019 respectively. There is no fair value changes related to these investments for the years ended December 31, 2018 and 2019
.
None of the investments individually is considered as material to the Group’s financial position.
In 2017, 2018 and 2019, the Company disposed certain equity securities without readily determinable fair values for total consideration of RMB1.4 billion, RMB261 million and
 RM
B
0
 million
,

respectively, which results a gain of RMB1.4 billion, RMB122 million, and a loss of
RMB1 million as reported in other income, respectively. In 2018, the Company also paid certain equity securities without readily determinable fair values with amount of RMB294 million for business acquisition.
In 2017, 2018 and 2019, the Company made investments in equity investments without readily determinable fair values with amount of RMB0.2 billion, RMB92 million and RMB89 million, respectively.
Equity method investments
In December 2016, in connection of share exchange transaction with BTG and Homeinns, the Company exchanged its previously held equity interest in Homeinns for 22% equity interest of BTG. The Company applied equity method to account for the investment in BTG on one quarter lag basis. As of December 31, 2018 and 2019, the carrying value of its investment in BTG were RMB2.7 billion and RMB2.8 billion respectively, the change of which primarily relates to the equity income recognized.
Tujia used to be a subsidiary of the Company. In 2015, after a private placement of Tujia, the Company lost the control in Tujia. In 2017, Tujia completed a restructure and its offline business was assumed by a newly established company and the Company converted part of its preferred shares investment in Tujia to common shares of Tujia and the newly established company. The Company applies equity method for its common shares investment
s
on Tujia

and the newly established company
on one quarter lag basis. The preferred shares investment in Tujia was continued to be accounted for as available-for-sale
debt security. The Company concluded it does not have control over Tujia whilst it has majority ownership of Tujia since the Company does not have control of the board of directors of Tujia, which makes all the significant decisions of Tujia.

As of December 31,
2018 and 2019, fair value of the preferred shares were
 RMB1.6
billion and RMB1.5 billion respectively. As of December 31, 2018 and 2019, the carrying value of the equity method investments were
RMB1.2 billion and RMB1.0
billion respectively, the change of which primarily relates to the equity loss recognized.
In May 2015, the Company acquired approximately 38% share capital of eLong, Inc. (“eLong”) and applied equity method on one quarter lag basis. In May 2016, eLong completed its “going-private” transaction and merger with
E-dragon
Holdings Limited
(“E-dragon”)
(“Reorganization”). After the Reorganization, the Company applies equity method for its ordinary shares investment in
E-dragon’s
on one quarter lag basis and the preferred shares of
E-dragon
are classified as
available-for-sale
debt security. In March 2018,
E-dragon
consummated a merger with LY.com with share swap transaction. The Company received an equity method investment in the enlarged group with previously held equity investment and preferred shares of
E-dragon
be exchanged. The Company recognized the gain of RMB847 million as reported in other income on receipts the shares in the enlarged group in 2018, and recognized the gain of RMB
267
 million as reported in other income
when certain accrued tax related indemnification liability for the other shareholders of LY.com was reversed based on the final settlement in 2019.
For the year ended December 31, 2018, the Company acquired additional equity interest with total consideration of
RMB1.4 billion. After these transactions, the Company has 27% equity interest in the enlarged group and applied equity method for this investment. As of December 31, 2018 and 2019, the carrying value of its equity investment was RMB5.3 billion and RMB5.5 billion respectively, the change of which primarily relates to the equity income recognized.
The Company used to hold approximately 10% equity interest in MakeMyTrip and accounted for the investment as equity securities with readily determinable fair values
.
In August 2019, the Company consummated a share exchange transaction with

Naspers Limited (“Naspers”), a shareholder of MakeMyTrip, pursuant to which Naspers exchange
d
certain ordinary shares and Class B convertible ordinary shares of MakeMyTrip for the Company’s newly issued 4,108,831 ordinary shares. Concurrent with the share exchange, the Company made the investment in a third-party investment entity by contributing certain ordinary shares and class B shares of MakeMyTrip held by the Company and recorded the investment using equity method.

After these transactions, the Company owns ordinary shares and class B shares of MakeMyTrip, representing approximately
49% of MakeMyTrip’s total voting power with the total consideration of approximately US$1.2 billion
(RMB8.7 billion), which included US$1.0 billion (RMB6.9 billion) newly issued ordinary shares of the Company and US$0.2 billion (RMB1.8 billion)
of its previously held equity investment. The Company applied equity method to account for the investment in MakeMyTrip on one quarter lag basis. As of December 31, 2019, the carrying value of its investment was

RMB
8.5 billion
.
The Company made some investments in several third party investment funds and accounted for the investments under equity methods on one quarter lag basis. As of December 31, 2018 and 2019, the carrying value of these investments were RMB1.2 billion and RMB2.5 billion respectively.
As of December 31, 2018 and 2019, the carrying value of the rest equity method investments were RMB1.8 billion and RMB2.8 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance
with Rule
 4-08
of Regulation
S-X
(RMB in millions).

	2017	2018	2019
	Equity investments	Equity investments	Equity investments
Operating data:
Revenue	14,243	17,429	28,423
Gross profit	8,145	11,513	17,608
Income from operations	80	294	2,590
Net (loss)/income	(223)	990	970
Net loss attributable to equity method investments companies	(79)	(81)	(440)
Add: Equity dilution impact	14	7	93
Add: Gain from disposal of equity method investments	—	42	—
Equity in (loss)/income of affiliates	(65)	(32)	(347)

	2017	2018	2019
Balance sheet data:
Current assets	9,836	26,612	41,940
Long-term assets	16,553	37,435	45,968
Current liabilities	8,061	20,404	31,769
Long-term liabilities	6,191	12,011	10,677
Non-controlling interests	324	232	342
For the years ended December 31, 2017, 2018 and 2019, the total cash paid for equity method investments was RMB0.2 billion, RMB1.7 billion and RMB1.4 billion, respectively.
Impairments
The Company performs impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions as well as the operating performance of the investees. Impairment charges in connection with the equity securities with readily determinable fair value before the adoption of new financial instrument accounting standard of RMB116 million was recorded for the years ended December 31, 2017. Impairment charges in connection with the available-for-sale
debt investment of

RMB156 million, nil and RMB150 million were recorded for the years ended December 31, 2017, 2018 and 2019, respectively. Impairment charges in connection with the equity securities without readily determinable fair value of RMB139 million, nil
and
RMB55 million
were recorded for the years ended December 31, 2017, 2018 and 2019, respectively.
Impairment charges in connection with the equity method investments of RMB64 million, RMB61 million and nil were recorded for the years ended December, 31, 2017, 2018 and 2019, respectively. The impairment was recorded in “Other income/ (expense)” (Note 2).